Share-Based Payments	6 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
15.	SHARE-BASED PAYMENTS

Total costs arising from share-based payment transactions recognised as an expense during the period were as follows:

	31 December 2025 $ (Unaudited)	31 December 2024 $ (Unaudited)
Issue of RSUs to Directors and management	(18,336,359)	(17,381,700)
Issue of shares to suppliers – 2744724 Alberta Inc	(328,805)	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd	-	(489,580)
Issue of RSU’s to suppliers – Chris Gale	-	(50,768)
	(18,665,164)	(17,922,048)

(i) RSUs to Directors and Management

On November 1, 2025, the Company issued 6,230,000 restricted stock units (RSU’s) and 7,470,000 premium vested options (PVO’s) of which 5,110,000 RSU’s and 6,030,000 PVO’s were issued to directors and KMP of the Company.

The RSU’s vest equally over a three year term and have been valued based on the trading price on the date of issue with the overall cost spread over the vesting period. An amount of $12,044,484 has been booked in the accounts at 31 December 2025.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Executives	1,831,667	November 1, 2025	$12.94	1 November 2026
Executives	1,831,667	November 1, 2025	$12.94	1 November 2027
Executives	1,831,667	November 1, 2025	$12.94	1 November 2028
Advisors	315,000	November 1, 2025	$12.94	1 November 2026
Non-Executive Directors	420,000	November 1, 2025	$12.94	1 November 2026

The PVO’s have an exercise price of $12.88, vest equally over a three year term, expire on 30 October 2035 and have been valued using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the PVO’s were granted with the overall cost spread over the vesting period. An amount of $6,291,875 has been booked in the accounts at 31 December 2025.

	Number of PVO’s	Grant date	Fair value at grant date $ per right	Vesting Date
Executives, Advisors and Non-Executive Directors	2,490,000	November 1, 2025	$8.12	31 October 2026
Executives, Advisors and Non-Executive Directors	2,490,000	November 1, 2025	$8.57	31 October 2027
Executives, Advisors and Non-Executive Directors	2,490,000	November 1, 2025	$8.80	31 October 2028

(ii) Shares to Suppliers

On October 22, 2025, the Company issued 100,000 shares to 2744724 Alberta Inc for the provision of marketing related services to the Company. The shares vest on 30 June 2026. The shares have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $328,805 has been booked in the accounts at 31 December 2025.

	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
2744724 Alberta Inc	100,000	October 8, 2025	$11.79	30 June 2026

(iii) Shares issued on the purchase of inventory

On December 16, 2025, the Company issued 2,000,000 ordinary shares for the acquisition of ultra-high-grade copper powder inventory. Due to the highly specialised nature of the inventory and the fact that there is no observable market for ultra-high-grade copper powder and significant variations in pricing based on known market transactions, the Company has determined the cost of the inventory based on the fair value of the shares issued to the seller. Consequently, the cost of the ultra-high-grade copper powder is $15,800,000 being 2,000,000 shares at $7.90 per share, being the fair value of the shares as at the date of acquisition (refer note 6).